Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: September 12, 2022

Payment Date	9/15/2022
Collection Period Start	8/1/2022
Collection Period End	8/31/2022
Interest Period Start	8/15/2022
Interest Period End	9/14/2022

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$306,046,743.58	$32,863,467.92	$273,183,275.66	0.585979	Feb-25
Class A-3 Notes	$466,200,000.00	$—	$466,200,000.00	1.000000	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$918,329,743.58	$32,863,467.92	$885,466,275.66

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$921,720,953.57	$888,857,485.65	0.655266
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$921,720,953.57	$888,857,485.65
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$306,046,743.58	0.32000%	30/360	$81,612.46
Class A-3 Notes	$466,200,000.00	0.77000%	30/360	$299,145.00
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$918,329,743.58			$521,831.21

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$921,720,953.57	$888,857,485.65
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$921,720,953.57	$888,857,485.65
Number of Receivable Outstanding	55,062	54,167
Weight Average Contract Rate	3.87%	3.86%
Weighted Average Remaining Term (months)	50	49

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,053,996.20
Principal Collections	$32,759,889.19
Liquidation Proceeds	$43,176.39
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,857,061.78
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,857,061.78

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$768,100.79	$768,100.79	$—	$—	$35,088,960.99
Interest - Class A-1 Notes	$—	$—	$—	$—	$35,088,960.99
Interest - Class A-2 Notes	$81,612.46	$81,612.46	$—	$—	$35,007,348.53
Interest - Class A-3 Notes	$299,145.00	$299,145.00	$—	$—	$34,708,203.53
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$34,616,865.53
First Allocation of Principal	$—	$—	$—	$—	$34,616,865.53
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$34,602,283.15
Second Allocation of Principal	$2,344,257.93	$2,344,257.93	$—	$—	$32,258,025.22
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$32,241,861.45
Third Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$18,677,861.45
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$18,658,871.85
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$5,094,871.85
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,094,871.85
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$1,703,661.86
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,703,661.86
Remaining Funds to Certificates	$1,703,661.86	$1,703,661.86	$—	$—	$—
Total	$35,857,061.78	$35,857,061.78	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$921,720,953.57	$888,857,485.65
Note Balance	$918,329,743.58	$885,466,275.66
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.01%	7	$103,578.73
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	19	$43,176.39
Monthly Net Losses (Liquidation Proceeds)			$60,402.34
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.09%
Preceding Collection Period			0.05%
Current Collection Period			0.08%
Four-Month Average Net Loss Ratio			0.11%
Cumulative Net Losses for All Periods			$787,705.45
Cumulative Net Loss Ratio			0.06%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	73	$1,359,867.96
60-89 Days Delinquent	0.04%	19	$348,725.19
90-119 Days Delinquent	0.00%	1	$9,194.41
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.19%	93	$1,717,787.56

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$27,318.65
Total Repossessed Inventory		3	$57,934.43

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$357,919.60
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.04%
Preceding Collection Period			0.05%
Current Collection Period			0.04%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2022:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	1.08	0.12%	52	0.10%